Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2014
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock
8.	REDEEMABLE CONVERTIBLE PREFERRED STOCK

In connection with the closing of the IPO in April 2014, all of the Company’s outstanding convertible preferred stock automatically converted to common stock resulting in an additional 6,826,004 shares of common stock of the Company becoming outstanding.

As of December 31, 2013, preferred stock consisted of the following (in thousands, except share data):

	Preferred Shares Authorized	Issuance Date	Preferred Shares Issued and Outstanding	Redemption Value /Liquidation Preference	Carrying Value
Seed	2,500,000	December 2006	2,500,000	$2,000	$2,000
Series A	9,307,692	May 2007	9,307,692	12,100	12,100
Series B	4,077,500	December 2007	3,562,500	7,125	7,125
Series B-1	5,000,000	July 2009	4,842,500	9,685	9,685
Series C	33,310,787	November 2010 and June 2011	31,836,392	23,559	23,094
Series D	34,698,793	December 2011 and November 2012	33,158,272	27,521	27,521
	88,894,772		85,207,356	$81,990	$81,525